Employee Benefit Plans (Stock Based Compensation) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Fiscal Year Focus	2014
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	22.00%		26.00%		30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	149,000,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	$ 226		$ 219		$ 187
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	26.00%		27.00%		35.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Weighted Average Volatility Rate	26.00%		27.00%		30.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate	2.20%		2.60%		2.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.00%		0.10%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.10%		1.90%		2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	53,000,000
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	1.0% to 1.5%
Allocated Share-based Compensation Expense	240		275		210
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	80		97		76
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	187		378		381
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	125		194		111
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units and Other Restricted Stock Awards	49		26		15
Employee Service Share Based Compensation Cash Flow Tax Benefit Reported	103		115		67
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	182
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	8 years 0 months 0 days		7 years 7 months 6 days		7 years 8 months 12 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 7 months 6 days		7 years 3 months 18 days		7 years 4 months 24 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	6,239,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	194,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period, Ancillary	0
Share Based Compensation Arrangements By Share Based Payment Award Options Grants Weighted Average Exercise Price Ancillary	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(3,846,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(299,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	2,288,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 57.88	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 112.54	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 51.57	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 52.91	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 73.76	[1]
Stock Options And Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 0 months 0 days	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 28.36		$ 19.91		$ 19.32
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value	425		608		370
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	40,553,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 76.56	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	1,559
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 6 days	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	24,763,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 68.13	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	1,161
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	38,215,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	4,516,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period, Ancillary	0
Share Based Compensation Arrangements By Share Based Payment Award Options Grants Weighted Average Exercise Price Ancillary	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(3,941,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(386,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	38,404,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 72.33	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 112.47	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 66.54	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 89.16	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 77.48	[1]
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	2,701,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	688,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period, Ancillary	292,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grants Weighted Average Exercise Price Ancillary	$ 79.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(1,095,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(54,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	2,532,000		2,701,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 78.77	[4]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 112.49	[4]
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 79.00	[4]
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 88.09	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 87.65	[4]	$ 78.77	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 125.41		$ 91.71		$ 82.15
Share Based Compensation Arrangement By Share Based Payment Award Options and Other Restricted Awards Exercised In Period Total Intrinsic Value	154		75		46
Other Incentives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	1,478,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	387,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period, Ancillary	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(324,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(46,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	1,495,000
Performance Share Units And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,230,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 371
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	1 year 1 month 6 days	[2]

[1]	weighted-average exercise price
[2]	weighted-average contractual remaining term in years
[3]	weighted-average exercise price per share
[4]	weighted-average grant stock price